Offerings	Feb. 28, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Fee Rate	0.01531%
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the entire registration fee, except for $596,964.80 of unused filing fees (the "Unused Filing Fees") previously paid with respect to unsold securities having an aggregate initial offering price of $4,825,005,547 in connection with the filing of Registration Statement on Form S-3 (Registration No. 333-185882-01), which was initially filed by Sequoia Residential Funding, Inc. and Sequoia Mortgage Funding Corporation on January 4, 2013, and Registration Statement on Form S-3 (Registration No. 333-189370), which was initially filed by Sequoia Residential Funding, Inc. and Sequoia Mortgage Funding Corporation on June 14, 2013. Offerings under these prior registration statements were completed and the registration statements expired. Pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees were to be applied to fees payable pursuant to Registration Statement on Form SF-3 (Registration No. 333-211339), which was initially filed by Sequoia Residential Funding, Inc. on May 13, 2016. No offerings under this prior registration statement were completed and the registration statement expired. Pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees were to be applied to fees payable pursuant to Registration Statement on Form S-3 (Registration No. 333-231338), initially filed by Redwood Trust, Inc. on May 9, 2019 and amended on March 12, 2021. Offerings under this prior registration statement were completed and the registration statement expired. Pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees were to be applied to fees payable pursuant to Registration Statement on Form S-3 (Registration No. 333-263301), initially filed by Redwood Trust, Inc. on March 4, 2022. Offerings under this prior registration statement were completed and, pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees will be applied to the fees payable pursuant to this Registration Statement and its related prospectus supplements on a pay-as-you-go basis. (2) An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of Common Stock and Preferred Stock are being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into such securities or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value per share
Fee Rate	0.01531%
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the entire registration fee, except for $596,964.80 of unused filing fees (the "Unused Filing Fees") previously paid with respect to unsold securities having an aggregate initial offering price of $4,825,005,547 in connection with the filing of Registration Statement on Form S-3 (Registration No. 333-185882-01), which was initially filed by Sequoia Residential Funding, Inc. and Sequoia Mortgage Funding Corporation on January 4, 2013, and Registration Statement on Form S-3 (Registration No. 333-189370), which was initially filed by Sequoia Residential Funding, Inc. and Sequoia Mortgage Funding Corporation on June 14, 2013. Offerings under these prior registration statements were completed and the registration statements expired. Pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees were to be applied to fees payable pursuant to Registration Statement on Form SF-3 (Registration No. 333-211339), which was initially filed by Sequoia Residential Funding, Inc. on May 13, 2016. No offerings under this prior registration statement were completed and the registration statement expired. Pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees were to be applied to fees payable pursuant to Registration Statement on Form S-3 (Registration No. 333-231338), initially filed by Redwood Trust, Inc. on May 9, 2019 and amended on March 12, 2021. Offerings under this prior registration statement were completed and the registration statement expired. Pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees were to be applied to fees payable pursuant to Registration Statement on Form S-3 (Registration No. 333-263301), initially filed by Redwood Trust, Inc. on March 4, 2022. Offerings under this prior registration statement were completed and, pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees will be applied to the fees payable pursuant to this Registration Statement and its related prospectus supplements on a pay-as-you-go basis. (2) An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of Common Stock and Preferred Stock are being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into such securities or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the entire registration fee, except for $596,964.80 of unused filing fees (the "Unused Filing Fees") previously paid with respect to unsold securities having an aggregate initial offering price of $4,825,005,547 in connection with the filing of Registration Statement on Form S-3 (Registration No. 333-185882-01), which was initially filed by Sequoia Residential Funding, Inc. and Sequoia Mortgage Funding Corporation on January 4, 2013, and Registration Statement on Form S-3 (Registration No. 333-189370), which was initially filed by Sequoia Residential Funding, Inc. and Sequoia Mortgage Funding Corporation on June 14, 2013. Offerings under these prior registration statements were completed and the registration statements expired. Pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees were to be applied to fees payable pursuant to Registration Statement on Form SF-3 (Registration No. 333-211339), which was initially filed by Sequoia Residential Funding, Inc. on May 13, 2016. No offerings under this prior registration statement were completed and the registration statement expired. Pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees were to be applied to fees payable pursuant to Registration Statement on Form S-3 (Registration No. 333-231338), initially filed by Redwood Trust, Inc. on May 9, 2019 and amended on March 12, 2021. Offerings under this prior registration statement were completed and the registration statement expired. Pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees were to be applied to fees payable pursuant to Registration Statement on Form S-3 (Registration No. 333-263301), initially filed by Redwood Trust, Inc. on March 4, 2022. Offerings under this prior registration statement were completed and, pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees will be applied to the fees payable pursuant to this Registration Statement and its related prospectus supplements on a pay-as-you-go basis. (2) An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of Common Stock and Preferred Stock are being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into such securities or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the entire registration fee, except for $596,964.80 of unused filing fees (the "Unused Filing Fees") previously paid with respect to unsold securities having an aggregate initial offering price of $4,825,005,547 in connection with the filing of Registration Statement on Form S-3 (Registration No. 333-185882-01), which was initially filed by Sequoia Residential Funding, Inc. and Sequoia Mortgage Funding Corporation on January 4, 2013, and Registration Statement on Form S-3 (Registration No. 333-189370), which was initially filed by Sequoia Residential Funding, Inc. and Sequoia Mortgage Funding Corporation on June 14, 2013. Offerings under these prior registration statements were completed and the registration statements expired. Pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees were to be applied to fees payable pursuant to Registration Statement on Form SF-3 (Registration No. 333-211339), which was initially filed by Sequoia Residential Funding, Inc. on May 13, 2016. No offerings under this prior registration statement were completed and the registration statement expired. Pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees were to be applied to fees payable pursuant to Registration Statement on Form S-3 (Registration No. 333-231338), initially filed by Redwood Trust, Inc. on May 9, 2019 and amended on March 12, 2021. Offerings under this prior registration statement were completed and the registration statement expired. Pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees were to be applied to fees payable pursuant to Registration Statement on Form S-3 (Registration No. 333-263301), initially filed by Redwood Trust, Inc. on March 4, 2022. Offerings under this prior registration statement were completed and, pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees will be applied to the fees payable pursuant to this Registration Statement and its related prospectus supplements on a pay-as-you-go basis. (2) An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of Common Stock and Preferred Stock are being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into such securities or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stockholder Rights
Fee Rate	0.01531%
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the entire registration fee, except for $596,964.80 of unused filing fees (the "Unused Filing Fees") previously paid with respect to unsold securities having an aggregate initial offering price of $4,825,005,547 in connection with the filing of Registration Statement on Form S-3 (Registration No. 333-185882-01), which was initially filed by Sequoia Residential Funding, Inc. and Sequoia Mortgage Funding Corporation on January 4, 2013, and Registration Statement on Form S-3 (Registration No. 333-189370), which was initially filed by Sequoia Residential Funding, Inc. and Sequoia Mortgage Funding Corporation on June 14, 2013. Offerings under these prior registration statements were completed and the registration statements expired. Pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees were to be applied to fees payable pursuant to Registration Statement on Form SF-3 (Registration No. 333-211339), which was initially filed by Sequoia Residential Funding, Inc. on May 13, 2016. No offerings under this prior registration statement were completed and the registration statement expired. Pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees were to be applied to fees payable pursuant to Registration Statement on Form S-3 (Registration No. 333-231338), initially filed by Redwood Trust, Inc. on May 9, 2019 and amended on March 12, 2021. Offerings under this prior registration statement were completed and the registration statement expired. Pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees were to be applied to fees payable pursuant to Registration Statement on Form S-3 (Registration No. 333-263301), initially filed by Redwood Trust, Inc. on March 4, 2022. Offerings under this prior registration statement were completed and, pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees will be applied to the fees payable pursuant to this Registration Statement and its related prospectus supplements on a pay-as-you-go basis. (2) An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of Common Stock and Preferred Stock are being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into such securities or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the entire registration fee, except for $596,964.80 of unused filing fees (the "Unused Filing Fees") previously paid with respect to unsold securities having an aggregate initial offering price of $4,825,005,547 in connection with the filing of Registration Statement on Form S-3 (Registration No. 333-185882-01), which was initially filed by Sequoia Residential Funding, Inc. and Sequoia Mortgage Funding Corporation on January 4, 2013, and Registration Statement on Form S-3 (Registration No. 333-189370), which was initially filed by Sequoia Residential Funding, Inc. and Sequoia Mortgage Funding Corporation on June 14, 2013. Offerings under these prior registration statements were completed and the registration statements expired. Pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees were to be applied to fees payable pursuant to Registration Statement on Form SF-3 (Registration No. 333-211339), which was initially filed by Sequoia Residential Funding, Inc. on May 13, 2016. No offerings under this prior registration statement were completed and the registration statement expired. Pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees were to be applied to fees payable pursuant to Registration Statement on Form S-3 (Registration No. 333-231338), initially filed by Redwood Trust, Inc. on May 9, 2019 and amended on March 12, 2021. Offerings under this prior registration statement were completed and the registration statement expired. Pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees were to be applied to fees payable pursuant to Registration Statement on Form S-3 (Registration No. 333-263301), initially filed by Redwood Trust, Inc. on March 4, 2022. Offerings under this prior registration statement were completed and, pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees will be applied to the fees payable pursuant to this Registration Statement and its related prospectus supplements on a pay-as-you-go basis. (2) An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of Common Stock and Preferred Stock are being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into such securities or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units.